Condensed Consolidated Balance Sheets (Unaudited) (Q2)	Jun. 30, 2020 USD ($)
Current Assets:
Cash	$ 93,187
Accounts receivable, net of allowance	7,132,783
Costs and estimated earnings in excess of billings	641,014
Other current assets	214,039
Total current assets	8,081,023
Property and equipment:
Building and improvements	672,727
Vehicles	1,283,364
Tools and equipment	517,602
Solar arrays	6,386,025
Property plant and equipment, gross	8,859,718
Less accumulated depreciation	(2,503,031)
Property plant and equipment, net	6,356,687
Other Assets:
Captive insurance investment	198,105
Total assets	19,731,867
Current Liabilities:
Accounts payable, includes bank overdrafts of $343,912 and $1,496,695 at June 30, 2020 and December 31, 2019, respectively	1,788,232
Accrued expenses	170,613
Billings in excess of costs and estimated earnings on uncompleted contracts	211,470
Due to stockholders	51,315
Line of credit	5,225,419
Current portion of deferred compensation	27,880
Current portion of long-term debt	361,579
Total current liabilities	7,836,508
Long-term liabilities:
Deferred compensation, net of current portion	65,633
Deferred tax liability	676,146
Long-term debt, net of current portion	3,302,429
Total liabilities	11,880,716
Commitments and Contingencies (Note 9)
Stockholders' equity:
Preferred stock - 0.0001 par value 1,000,000 shares authorized, 200,000 and 0 issued and outstanding at June 30, 2020 and December 31, 2019, respectively	20
Common stock - 0.0001 par value 49,000,000 shares authorized, 5,298,159 issued and outstanding as of June 30, 2020 and December 31, 2019, respectively	529
Additional paid-in capital-common stock	5,508,388
Retained earnings	2,342,214
Total Stockholders' equity	7,851,151
Total liabilities and stockholders' equity	19,731,867
GreenSeed Investors, LLC [Member]
Other Assets:
Investment	5,000,000
Solar Project Partners, LLC [Member]
Other Assets:
Investment	$ 96,052